As filed with the Securities and Exchange Commission on October 16, 2020

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 96	☒

(Check appropriate box or boxes)

VALIC COMPANY I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2919 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

(800) 445-7862

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

KATHLEEN D. FUENTES, ESQ.

VALIC Company I

HARBORSIDE 5

185 HUDSON STREET, SUITE 3300

JERSEY CITY, New Jersey 07311-4992

(NAME AND ADDRESS OF AGENT FOR SERVICE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD STREET

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

Counsel for the Fund:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K. STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on October 30, 2020 pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds: Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Small Cap Value Fund and U.S. Socially Responsible Fund.

Explanatory Note

This Post-Effective Amendment No. 97 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 96 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of VALIC Company I (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 30, 2020, the effectiveness of the registration statement for the Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Small Cap Value Fund and U.S. Socially Responsible Fund, filed in Post-Effective Amendment No. 95 on August 7, 2020, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No.  97 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 95 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, VALIC Company I (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on October 16, 2020.

VALIC Company I (Registrant)

By:	/S/ JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ JOHN T. GENOY	President	October 16, 2020
John T. Genoy	(Principal Executive Officer)

/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	October 16, 2020
Gregory R. Kingston

*	Director	October 16, 2020
Thomas J. Brown

*	Director	October 16, 2020
Judith L. Craven

*	Director	October 16, 2020
Timothy J. Ebner

*	Director	October 16, 2020
Gustavo E. Gonzales, Jr.

*	Director	October 16, 2020
Peter A. Harbeck

*	Director	October 16, 2020
Kenneth J. Lavery

*	Director	October 16, 2020
Eric S. Levy

*	Director	October 16, 2020
John E. Maupin, Jr.

*By: /s/ EDWARD J. GIZZI
Edward J. Gizzi Attorney-in-Fact		October 16, 2020